Accounts Receivable, Net (Details) - Schedule of accounts receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Schedule of accounts receivable [Abstract]
Accounts receivable	¥ 62,046	$ 9,610	¥ 46,704
Allowance for doubtful accounts	6,892	1,068	6,892
Accounts receivable, net	¥ 55,154	$ 8,542	¥ 39,812